((ESG Large Cap Core Fund) - Class NAV) | (ESG Large Cap Core Fund)
INVESTMENT OBJECTIVE
To seek long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund's most recent fiscal year expressed as a percentage of the fund's average net assets during the year.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (ESG Large Cap Core Fund)	Class NAV
Maximum front-end sales charge (load)	none
Maximum deferred sales charge (load)	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (ESG Large Cap Core Fund)	Class NAV
Management fee	0.75%
Other expenses	0.36%	[1]
Total annual fund operating expenses	1.11%
Contractual expense reimbursement	(0.30%)	[2]
Total annual fund operating expenses after expense reimbursements	0.81%
[1]	"Other expenses" have been estimated for the fund's first year of operations.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.81% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement "expenses of the fund" means all expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (h) borrowing costs, (i) prime brokerage fees, (j) acquired fund fees and expenses paid indirectly, and (k) short dividend expense. This agreement expires on February 28, 2018, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (ESG Large Cap Core Fund)	1 Year	3 Years
Class NAV | | USD ($)	83	323

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies or sectors that meet the manager's sustainability criteria. The fund considers large-capitalization companies to be those companies in the capitalization range of the S&P 500 Index, which was $1.759 billion to $583.6 billion as of December 31, 2015. Equity securities include common and preferred stocks and their equivalents. The manager seeks companies meeting its sustainability criteria with high quality characteristics including strong environmental, social, and governance ("ESG") records.

The manager employs a bottom-up financial analysis that includes a review of ESG issues and how they may impact stock valuation or performance. ESG factors reflect a variety of key sustainability issues that can influence company risks and opportunities and span a range of metrics including board diversity, climate change policies, and supply chain and human rights policies. Companies that meet the manager's ESG requirements or sustainability criteria typically have strong sustainability data and policy reporting, for example publishing a comprehensive corporate sustainability report. The fund may also invest up to 20% of its total assets in the equity securities of foreign issuers, including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The fund may focus its investments in a particular sector or sectors of the economy. The manager may sell stocks for several reasons, including when the stock no longer meets the manager's ESG or sustainability criteria, or when the stock declines in value and no longer reflects the manager's investment thesis.The fund will not invest in any companies with material exposure to agricultural biotechnology, coal mining, hard rock mining, nuclear power, tar sands, tobacco, or weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Sustainability (ESG) policy risk. The fund's ESG policy could cause it to perform differently compared to similar funds that do not have such a policy.

PAST PERFORMANCE

This section normally shows how the fund's total returns have varied from year to year, along with a broad-based market index for reference. Because the fund had not commenced operations as of the date of this prospectus, there is no past performance to report.